CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 30,477	$ 108
Restricted cash	21,935	0
Trade receivables	6,189	0
Unbilled construction contract income	0	55,174
Demand note due from owner	143,241	0
Advances to joint ventures	6,665	7,112
Deferred debt issuance cost	2,574	2,725
Current portion of net investment in direct financing lease	2,894	0
Current deferred tax asset	343	0
Prepaid expenses and other receivables	564	705
Total current assets	214,882	65,824
Long-term assets
Restricted cash	15,184	10,700
Newbuildings	0	122,572
Other equipment	54	85
Advances to joint ventures	12,287	17,398
Deferred debt issuance cost	11,556	7,742
Deferred charges	0	3,912
Net investment in direct financing lease	292,469	0
Long-term deferred tax asset	1,667	391
Other long-term assets	15,449	0
Total long-term assets	348,666	162,800
Total assets	563,548	228,624
Current liabilities
Current portion of long-term debt	19,062	0
Trade payables	864	0
Amounts due to owners and affiliates	6,019	15,207
Loans and promissory notes due to owners and affiliates	467	193,430
Value added and withholding tax liability	3,066	4,615
Derivative financial instruments	4,676	0
Current deferred tax liability	0	391
Accrued liabilities and other payables	13,365	7,843
Total current liabilities	47,519	221,486
Long-term liabilities
Accumulated losses of joint ventures	59,630	54,300
Long-term debt	193,271	0
Derivative financial instruments	4,544	0
Prepaid and deferred revenue	0	934
Other long-term liabilities	22,206	0
Total long-term liabilities	279,651	55,234
Total liabilities	327,170	276,720
EQUITY
Owner's equity	0	(48,096)
Total Partners’ capital	244,553	0
Accumulated other comprehensive income	(8,175)	0
Total equity	236,378	(48,096)
Total liabilities and equity	563,548	228,624
Common units public [Member]
EQUITY
Total Partners’ capital	207,004	0
Total equity	207,004	0
Common units Hoegh LNG [Member]
EQUITY
Total Partners’ capital	5,202	0
Total equity	5,202	0
Subordinated units [Member]
EQUITY
Total Partners’ capital	32,347	0
Total equity	$ 32,347	$ 0